General information	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
Background
On June 28, 2012, Seadrill Limited ("Seadrill") formed Seadrill Partners LLC (the "Company" or "we") under the laws of the Republic of the Marshall Islands. On October 24, 2012, we completed initial public offerings ("IPO") and listed our common units on the New York Stock Exchange under the symbol "SDLP". In connection with the IPO we acquired:
(i) a 51% limited liability company interest in Seadrill Capricorn Holdings LLC. Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn, and
(ii) a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP through our 100% ownership of its general partner, Seadrill Operating GP LLC.
Seadrill Capricorn Holdings LLC owned 100% of the entities that own and operate the West Capricorn. Seadrill Operating LP owned: (i) 100% interest in the entities that own the West Aquarius and the West Vencedor and (ii) approximately 56% interest in the entity that owns and operates the West Capella.
In connection with the IPO we issued to Seadrill Member LLC, a wholly owned subsidiary of Seadrill, the Seadrill Member interest, which is a non-economic limited liability company interest in the Company, and all of the Company's incentive distribution rights, which entitle the Seadrill Member to increasing percentages of the cash the Company can distribute in excess of $4.4560 per unit, per quarter.
Subsequent to the IPO (i) our wholly-owned subsidiary, Seadrill Partners Operating LLC, acquired from Seadrill two entities that own the T-15 and T-16, (ii) Seadrill Capricorn Holdings LLC acquired from Seadrill two entities that own the West Auriga and West Vela, (iii) Seadrill Operating LP acquired from Seadrill the entity that owns the West Polaris, (iv) Seadrill Capricorn Holdings LLC acquired the West Sirius and Seadrill Operating LP acquired the West Leo; and (v) we acquired from Seadrill an additional 28% limited partner interest in Seadrill Operating LP.  As a result of the acquisition, the Company's limited partner interest in Seadrill Operating LP increased from 30% to 58% .
As of December 31, 2019 and 2018, Seadrill owned 34.9% of the Company's common units and all of its subordinated units (which together represent 46.6% of the outstanding limited liability company interests) as well as Seadrill Member LLC, which owns a non-economic interest in the Company and all of its incentive distribution rights.
As of January 2, 2014, the date of the Company's first annual general meeting, Seadrill ceased to control the Company as defined under GAAP and, therefore, Seadrill Partners and Seadrill are no longer deemed to be entities under common control.
As of December 11, 2019, the NYSE filed a Form 25 with the SEC in connection with the delisting and deregistration of our common units. Delisting of our common units from the NYSE became effective 10 days after the filing date of the Form 25. The Form 25 was filed as part of delisting procedures resulting from the company's low market capitalization, as we previously announced on September 6, 2019. Our common units currently trade on the over-the-counter market ("OTC") under the ticker symbol "SDLPF".
Basis of presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The amounts are presented in United States dollar (U.S. dollar) rounded to the nearest hundred thousand, unless otherwise stated.
Going concern
The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due. Therefore, financial information in this report does not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.
As at December 31, 2019 we had total debt outstanding of $2,892.1 million under our credit facilities, of which $2,578.8 million matures in the first quarter of 2021. Our current projections indicate that we will not have access to enough cash from operating sources to meet the debt obligation coming due in 2021 and we are currently involved in discussions with our lenders to refinance or extend this obligation prior to its expiration date. However, there is no assurance that we will be able to refinance or extend the obligation or, if we were able to refinance or extend the obligation, that the terms of such refinancing would be as favorable as the terms of our existing facility. Until this refinancing is completed, this condition gives rise to a substantial doubt over our ability to continue as a going concern for at least one year from the issuance date of these financial statements.
We have not yet reached an agreement with our lenders on any refinancing or extension of obligations. The Company may determine that it is in its best interests to pursue a deleveraging of our capital structure, which may be accomplished on an out-of-court basis or in-court basis, in which case, our existing common unitholders could experience a substantial dilution in their voting and economic interests in the Company or may receive minimal or no recovery for their existing common units.
Basis of consolidation
The financial statements include the results and financial position of all companies in which we directly or indirectly hold more than 50% of the voting control. We eliminate all intercompany balances and transactions.
We control Seadrill Operating LP and its majority owned subsidiaries as well as Seadrill Capricorn Holdings LLC and its majority owned subsidiaries. We separately present within equity on our Consolidated Balance Sheets the ownership interests attributable to parties with non-controlling interests in our Consolidated subsidiaries, and we separately present net income attributable to such parties in our Consolidated Statements of Operations.